THE FIRST OF LONG ISLAND CORPORATION
10 GLEN HEAD ROAD
GLEN HEAD, NEW YORK 11545
(516) 671-4900

March 16, 2009

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: 2008 Form 10-K – The First of Long Island Corporation

Dear Sir/Madam:

Except as disclosed in the financial statements and notes thereto, the financial statements in the 2008 Form 10-K of The First of Long Island Corporation do not reflect a change from the preceding year in any accounting principles or practices, or in the method of applying any such principles or practices.

Sincerely yours,

/s/ Mark D. Curtis

Mark D. Curtis
Senior Vice President & Treasurer
(principal financial officer and principal accounting officer)